Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Stockholders' Equity

22. Stockholders' Equity

        As of December 31, 2012 and 2011, the shares issued and outstanding were 109,604,040 and 109,563,799, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company's authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.

        During 2012, the Company issued 40,241 shares of common stock, all of which were newly issued shares, to the employees of the Manager and the directors of the Company (refer to Note 21, Stock Based Compensation). During 2011, the Company issued 952,878 shares of common stock, of which 952,244 were newly issued shares and 634 were treasury shares, to the employees of the Manager, the directors of the Company and the Company's executive officers (refer to Note 21, Stock Based Compensation).

        During 2012 and 2011, the Company did not declare any dividends. In addition, under the terms of the Bank Agreement (Refer to Note 13, Long-term Debt) the Company is not permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

        In 2011, the Company issued 15.0 million warrants, for no additional consideration, to its existing lenders participating in the Bank Agreement covering the Company's existing credit facilities and certain new credit facilities, entitling such lenders to purchase, solely on a cash-less exercise basis, additional shares of its common stock, at an exercise price of $7.00 per share. The Company has also agreed to register the warrants and underlying common stock for resale under the Securities Act, and registered 8,044,176 warrants and underlying shares in 2011. Refer to Note 6, "Deferred charges, net".